Income tax expense (Tables)	12 Months Ended
Dec. 31, 2024
Income tax expense
Summary of current and deferred components of income taxes

	For the year ended
	December 31, 2022	December 31,	December 31,
	(As adjusted)	2023	2024
	RMB	RMB	RMB
Current tax expense	410,478	46,260	84,798
Deferred tax (benefit)/expense	(38,898)	4,495	9,661
Income tax expense	371,580	50,755	94,459

Summary of reconciliation of the differences between the statutory income tax rate of PRC, where the Group's major subsidiary and business is located, and the Company's effective income tax rate

	For the year ended
	December 31, 2022	December 31,	December 31,
	(As adjusted)	2023	2024
	%	%	%
Statutory income tax rate of the PRC	25	25	25
Tax effect of permanent differences(i)	1	2	1
Change in valuation allowance	—	(2)	1
Tax effect of preferential tax rates	(1)	1	(1)
Effect of income tax in jurisdictions other than the PRC	(2)	(21)	(14)
Tax effect of Super Deduction and others	(2)	3	2
Effective income tax rate	21	8	14
(i)	The permanent book-tax differences mainly consisted of share-based compensation.

Schedule of effect of tax holiday

	For the year ended
	December 31, 2022	December 31,	December 31,
	(As adjusted)	2023	2024
	RMB	RMB	RMB
Tax holiday effect	24,365	(8,793)	3,744
Basic net income per share effect	0.02	(0.01)	0.00
Diluted net income per share effect	0.02	(0.01)	0.00

Summary of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	36,235	16,504
Inventory provisions	23,433	13,357
Product warranty	481	775
Accrued expenses and others	17,137	27,577
Less: Valuation Allowance	(3,613)	(8,551)
Total deferred tax assets	73,673	49,662
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(16,145)	(13,480)
Unrealized investment income	(7,301)	(2,063)
Assets arisen from business combination	(15,555)	(12,248)
Total deferred tax liabilities	(39,001)	(27,791)

Presentation in the consolidated balance sheet
Deferred tax assets	58,263	38,067
Deferred tax liabilities	(23,591)	(16,196)
Net deferred tax assets	34,672	21,871

Schedule of movements in the valuation allowance

	For the year ended
	December 31, 2023	December 31, 2024
	RMB	RMB
Balance as of January 1	16,145	3,613
Addition	—	4,938
Reverse	(12,532)	—
Balance as of December 31	3,613	8,551